Shareholder Report, Line Graph (Details) - USD ($)	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Feb. 28, 2020	Oct. 31, 2019	Oct. 31, 2018	Feb. 28, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015
MSCI All Country World Index - USD Net Returns
Account Value [Line Items]
Account Value	$ 29,208	$ 23,816	$ 17,935	$ 16,230	$ 20,277	$ 14,771		$ 14,082	$ 12,508		$ 12,573	$ 10,205	$ 10,000
MSCI All Country World Index - USD Net Returns
Account Value [Line Items]
Account Value	29,208	23,816	17,935	16,230	20,277	14,771		14,082	12,508		12,573	10,205	10,000
MSCI All Country World Index - USD Net Returns
Account Value [Line Items]
Account Value	29,208	23,816	17,935	16,230	20,277	14,771		14,082	12,508		12,573	10,205	10,000
MSCI All Country World Index - USD Net Returns
Account Value [Line Items]
Account Value	29,208	23,816	17,935	16,230	20,277	14,771		14,082	12,508		12,573	10,205	10,000
MSCI All Country World Index - USD Net Returns
Account Value [Line Items]
Account Value	29,208	23,816	17,935	16,230	20,277	14,771		14,082	12,508		12,573	10,205	10,000
MSCI All Country World Index - USD Net Returns
Account Value [Line Items]
Account Value	29,208	23,816	17,935	16,230	20,277	14,771		14,082	12,508		12,573	10,205	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	12,071	11,370	10,286	10,249	12,155	12,214		11,502	10,315		10,531	10,437	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	12,071	11,370	10,286	10,249	12,155	12,214		11,502	10,315		10,531	10,437	10,000
Bloomberg Municipal Bond Index
Account Value [Line Items]
Account Value	12,067	11,584	10,560	10,288	11,688	11,388		10,993	10,047	$ 10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	12,071	11,370	10,286	10,249	12,155	12,214		11,502	10,315		10,531	10,437	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	12,071	11,370	10,286	10,249	12,155	12,214		11,502	10,315		10,531	10,437	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	12,071	11,370	10,286	10,249	12,155	12,214		11,502	10,315		10,531	10,437	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	12,071	11,370	10,286	10,249	12,155	12,214		11,502	10,315		10,531	10,437	10,000
MSCI All Country World Index ex-USA - USD Net Returns
Account Value [Line Items]
Account Value	20,934	16,757	13,477	12,026	15,976	12,321		12,652	11,370		12,392	10,022	10,000
MSCI All Country World Index ex-USA - USD Net Returns
Account Value [Line Items]
Account Value	20,934	16,757	13,477	12,026	15,976	12,321		12,652	11,370		12,392	10,022	10,000
Russell 3000® Index
Account Value [Line Items]
Account Value	37,343	30,910	22,422	20,688	24,782	17,221		15,635	13,776		12,924	10,424	10,000
Russell 3000® Index
Account Value [Line Items]
Account Value	37,343	30,910	22,422	20,688	24,782	17,221		15,635	13,776		12,924	10,424	10,000
Russell 3000® Index
Account Value [Line Items]
Account Value	37,343	30,910	22,422	20,688	24,782	17,221		15,635	13,776		12,924	10,424	10,000
Russell 3000® Index
Account Value [Line Items]
Account Value	37,343	30,910	22,422	20,688	24,782	17,221		15,635	13,776		12,924	10,424	10,000
Russell 3000® Index
Account Value [Line Items]
Account Value	24,385	20,184	14,642	13,509	16,182	11,246	$ 10,000
Russell 3000® Index
Account Value [Line Items]
Account Value	37,343	30,910	22,422	20,688	24,782	17,221		15,635	13,776		12,924	10,424	10,000
Russell 3000® Index
Account Value [Line Items]
Account Value	37,343	30,910	22,422	20,688	24,782	17,221		15,635	13,776		12,924	10,424	10,000
Russell 3000® Index
Account Value [Line Items]
Account Value	24,385	20,184	14,642	13,509	16,182	11,246	10,000
MSCI All Country World Index - USD Net Returns
Account Value [Line Items]
Account Value	29,208	23,816	17,935	16,230	20,277	14,771		14,082	12,508		12,573	10,205	10,000
MSCI All Country World Index - USD Net Returns
Account Value [Line Items]
Account Value	29,208	23,816	17,935	16,230	20,277	14,771		14,082	12,508		12,573	10,205	10,000
MSCI All Country World Index - USD Net Returns
Account Value [Line Items]
Account Value	29,208	23,816	17,935	16,230	20,277	14,771		14,082	12,508		12,573	10,205	10,000
MSCI All Country World Index - USD Net Returns
Account Value [Line Items]
Account Value	29,208	23,816	17,935	16,230	20,277	14,771		14,082	12,508		12,573	10,205	10,000
MSCI All Country World Index - USD Net Returns
Account Value [Line Items]
Account Value	29,208	23,816	17,935	16,230	20,277	14,771		14,082	12,508		12,573	10,205	10,000
MSCI All Country World Index - USD Net Returns
Account Value [Line Items]
Account Value	29,208	23,816	17,935	16,230	20,277	14,771		14,082	12,508		12,573	10,205	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	12,071	11,370	10,286	10,249	12,155	12,214		11,502	10,315		10,531	10,437	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	12,071	11,370	10,286	10,249	12,155	12,214		11,502	10,315		10,531	10,437	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	12,071	11,370	10,286	10,249	12,155	12,214		11,502	10,315		10,531	10,437	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	12,071	11,370	10,286	10,249	12,155	12,214		11,502	10,315		10,531	10,437	10,000
Bloomberg Municipal Bond Index
Account Value [Line Items]
Account Value	12,707	12,198	11,120	10,834	12,308	11,992		11,576	10,579		10,634	10,406	10,000
Bloomberg Municipal Bond Index
Account Value [Line Items]
Account Value	12,707	12,198	11,120	10,834	12,308	11,992		11,576	10,579		10,634	10,406	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	12,071	11,370	10,286	10,249	12,155	12,214		11,502	10,315		10,531	10,437	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	12,071	11,370	10,286	10,249	12,155	12,214		11,502	10,315		10,531	10,437	10,000
Russell 3000® Index
Account Value [Line Items]
Account Value	27,384	22,667	16,442	15,171	18,173	12,629		11,465	10,103	10,000
Russell 3000® Index
Account Value [Line Items]
Account Value	37,343	30,910	22,422	20,688	24,782	17,221		15,635	13,776		12,924	10,424	10,000
Russell 3000® Index
Account Value [Line Items]
Account Value	37,343	30,910	22,422	20,688	24,782	17,221		15,635	13,776		12,924	10,424	10,000
S&P 500® Index
Account Value [Line Items]
Account Value	39,196	32,272	23,383	21,230	24,862	17,397		15,857	13,870		12,921	10,451	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	12,071	11,370	10,286	10,249	12,155	12,214		11,502	10,315		10,531	10,437	10,000
MSCI All Country World Index ex-USA - USD Net Returns
Account Value [Line Items]
Account Value	20,934	16,757	13,477	12,026	15,976	12,321		12,652	11,370		12,392	10,022	10,000
S&P 500® Index
Account Value [Line Items]
Account Value	39,196	32,272	23,383	21,230	24,862	17,397		15,857	13,870		12,921	10,451	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	12,071	11,370	10,286	10,249	12,155	12,214		11,502	10,315		10,531	10,437	10,000
MSCI All Country World Index ex-USA - USD Net Returns
Account Value [Line Items]
Account Value	20,934	16,757	13,477	12,026	15,976	12,321		12,652	11,370		12,392	10,022	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	12,071	11,370	10,286	10,249	12,155	12,214		11,502	10,315		10,531	10,437	10,000
Bloomberg U.S. High Yield Ba/B 2% Issuer Capped Index
Account Value [Line Items]
Account Value	17,224	15,948	13,895	13,115	14,789	13,557		12,966	11,762		11,726	10,863	10,000
Bloomberg U.S. Mortgage-Backed Securities Index
Account Value [Line Items]
Account Value	11,593	10,802	9,693	9,774	11,505	11,571		11,132	10,225		10,383	10,328	10,000
MSCI World Index - USD Net Returns
Account Value [Line Items]
Account Value	30,490	24,988	18,693	16,920	20,755	14,780		14,162	12,567		12,423	10,118	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	12,071	11,370	10,286	10,249	12,155	12,214		11,502	10,315		10,531	10,437	10,000
Bloomberg U.S. High Yield Ba/B 2% Issuer Capped Index
Account Value [Line Items]
Account Value	17,224	15,948	13,895	13,115	14,789	13,557		12,966	11,762		11,726	10,863	10,000
Bloomberg U.S. Mortgage-Backed Securities Index
Account Value [Line Items]
Account Value	11,593	10,802	9,693	9,774	11,505	11,571		11,132	10,225		10,383	10,328	10,000
MSCI World Index - USD Net Returns
Account Value [Line Items]
Account Value	30,490	24,988	18,693	16,920	20,755	14,780		14,162	12,567		12,423	10,118	10,000
Bloomberg U.S. Treasury Index
Account Value [Line Items]
Account Value	11,349	10,789	9,952	10,014	11,657	11,950		11,173	10,059		10,261	10,332	10,000
Bloomberg U.S. Agency Index
Account Value [Line Items]
Account Value	12,110	11,476	10,723	10,440	11,517	11,611		11,077	10,222		10,296	10,242	10,000
Bloomberg U.S. Treasury Index
Account Value [Line Items]
Account Value	11,349	10,789	9,952	10,014	11,657	11,950		11,173	10,059		10,261	10,332	10,000
Bloomberg U.S. Agency Index
Account Value [Line Items]
Account Value	12,110	11,476	10,723	10,440	11,517	11,611		11,077	10,222		10,296	10,242	10,000
Bloomberg 65% High Grade/35% High Yield Bond Index
Account Value [Line Items]
Account Value	12,616	12,168	10,829	10,502	12,150	11,528		11,208	10,171	10,000
Bloomberg U.S. Corporate High Yield Bond Index
Account Value [Line Items]
Account Value	17,735	16,397	14,078	13,252	15,017	13,587		13,129	12,113		11,996	11,014	10,000
Bloomberg U.S. Corporate High Yield Bond Index
Account Value [Line Items]
Account Value	17,735	16,397	14,078	13,252	15,017	13,587		13,129	12,113		11,996	11,014	10,000
Bloomberg U.S. Corporate Bond Index
Account Value [Line Items]
Account Value	13,597	12,753	11,223	10,920	13,578	13,288		12,413	10,759		11,095	10,723	10,000
Bloomberg U.S. Corporate Bond Index
Account Value [Line Items]
Account Value	13,597	12,753	11,223	10,920	13,578	13,288		12,413	10,759		11,095	10,723	10,000
Russell 1000® Growth Index
Account Value [Line Items]
Account Value	53,572	41,044	28,549	24,001	31,830	22,226		17,200	14,688		13,267	10,228	10,000
S&P 500 Growth Index
Account Value [Line Items]
Account Value	47,882	36,276	25,249	22,563	29,856	20,586		16,542	14,475		12,988	10,266	10,000
Russell 1000® Growth Index
Account Value [Line Items]
Account Value	53,572	41,044	28,549	24,001	31,830	22,226		17,200	14,688		13,267	10,228	10,000
S&P 500 Growth Index
Account Value [Line Items]
Account Value	47,882	36,276	25,249	22,563	29,856	20,586		16,542	14,475		12,988	10,266	10,000
Russell 1000® Value Index
Account Value [Line Items]
Account Value	25,863	23,269	17,766	17,742	19,077	13,270		14,356	12,909		12,528	10,637	10,000
S&P 500 Value Index
Account Value [Line Items]
Account Value	29,364	26,853	20,390	18,933	19,652	13,947		15,011	13,116		12,732	10,644	10,000
Russell 1000® Value Index
Account Value [Line Items]
Account Value	25,863	23,269	17,766	17,742	19,077	13,270		14,356	12,909		12,528	10,637	10,000
S&P 500 Value Index
Account Value [Line Items]
Account Value	29,364	26,853	20,390	18,933	19,652	13,947		15,011	13,116		12,732	10,644	10,000
Russell Midcap® Growth Index
Account Value [Line Items]
Account Value	20,610	17,234	12,428	12,025	16,922	12,137	10,000
S&P MidCap 400 Growth Index
Account Value [Line Items]
Account Value	18,959	17,720	13,298	13,162	16,075	11,344	10,000
S&P MidCap 400® Index
Account Value [Line Items]
Account Value	26,335	24,755	18,614	18,813	21,268	14,283		14,449	13,254		13,120	10,626	10,000
Russell Midcap® Index
Account Value [Line Items]
Account Value	27,456	24,783	18,304	18,490	22,322	15,353		14,745	12,966		12,613	10,417	10,000
S&P MidCap 400® Index
Account Value [Line Items]
Account Value	26,335	24,755	18,614	18,813	21,268	14,283		14,449	13,254		13,120	10,626	10,000
Russell Midcap® Index
Account Value [Line Items]
Account Value	27,456	24,783	18,304	18,490	22,322	15,353		14,745	12,966		12,613	10,417	10,000
Russell Midcap® Value Index
Account Value [Line Items]
Account Value	18,530	17,180	12,818	13,291	14,797	9,958	10,000
S&P MidCap 400 Value Index
Account Value [Line Items]
Account Value	19,744	18,682	14,074	14,565	15,303	9,739	$ 10,000
S&P 500® Index
Account Value [Line Items]
Account Value	39,196	32,272	23,383	21,230	24,862	17,397		15,857	13,870		12,921	10,451	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	12,071	11,370	10,286	10,249	12,155	12,214		11,502	10,315		10,531	10,437	10,000
MSCI All Country World Index ex-USA - USD Net Returns
Account Value [Line Items]
Account Value	20,934	16,757	13,477	12,026	15,976	12,321		12,652	11,370		12,392	10,022	10,000
S&P 500® Index
Account Value [Line Items]
Account Value	39,196	32,272	23,383	21,230	24,862	17,397		15,857	13,870		12,921	10,451	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	12,071	11,370	10,286	10,249	12,155	12,214		11,502	10,315		10,531	10,437	10,000
MSCI All Country World Index ex-USA - USD Net Returns
Account Value [Line Items]
Account Value	20,934	16,757	13,477	12,026	15,976	12,321		12,652	11,370		12,392	10,022	10,000
S&P 500® Index
Account Value [Line Items]
Account Value	39,196	32,272	23,383	21,230	24,862	17,397		15,857	13,870		12,921	10,451	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	12,071	11,370	10,286	10,249	12,155	12,214		11,502	10,315		10,531	10,437	10,000
MSCI All Country World Index ex-USA - USD Net Returns
Account Value [Line Items]
Account Value	20,934	16,757	13,477	12,026	15,976	12,321		12,652	11,370		12,392	10,022	10,000
S&P 500® Index
Account Value [Line Items]
Account Value	39,196	32,272	23,383	21,230	24,862	17,397		15,857	13,870		12,921	10,451	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	12,071	11,370	10,286	10,249	12,155	12,214		11,502	10,315		10,531	10,437	10,000
MSCI All Country World Index ex-USA - USD Net Returns
Account Value [Line Items]
Account Value	20,934	16,757	13,477	12,026	15,976	12,321		12,652	11,370		12,392	10,022	10,000
S&P 500® Index
Account Value [Line Items]
Account Value	39,196	32,272	23,383	21,230	24,862	17,397		15,857	13,870		12,921	10,451	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	12,071	11,370	10,286	10,249	12,155	12,214		11,502	10,315		10,531	10,437	10,000
MSCI All Country World Index ex-USA - USD Net Returns
Account Value [Line Items]
Account Value	20,934	16,757	13,477	12,026	15,976	12,321		12,652	11,370		12,392	10,022	10,000
S&P 500® Index
Account Value [Line Items]
Account Value	39,196	32,272	23,383	21,230	24,862	17,397		15,857	13,870		12,921	10,451	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	12,071	11,370	10,286	10,249	12,155	12,214		11,502	10,315		10,531	10,437	10,000
MSCI All Country World Index ex-USA - USD Net Returns
Account Value [Line Items]
Account Value	20,934	16,757	13,477	12,026	15,976	12,321		12,652	11,370		12,392	10,022	10,000
Bloomberg U.S. High Yield Ba/B 2% Issuer Capped Index
Account Value [Line Items]
Account Value	17,224	15,948	13,895	13,115	14,789	13,557		12,966	11,762		11,726	10,863	10,000
Bloomberg U.S. Mortgage-Backed Securities Index
Account Value [Line Items]
Account Value	11,593	10,802	9,693	9,774	11,505	11,571		11,132	10,225		10,383	10,328	10,000
Bloomberg U.S. High Yield Ba/B 2% Issuer Capped Index
Account Value [Line Items]
Account Value	17,224	15,948	13,895	13,115	14,789	13,557		12,966	11,762		11,726	10,863	10,000
Bloomberg U.S. Mortgage-Backed Securities Index
Account Value [Line Items]
Account Value	11,593	10,802	9,693	9,774	11,505	11,571		11,132	10,225		10,383	10,328	10,000
Bloomberg U.S. Government/Credit 1-3 Year Bond Index
Account Value [Line Items]
Account Value	12,158	11,572	10,891	10,551	11,092	11,097		10,734	10,234		10,199	10,131	10,000
Bloomberg U.S. Government/Credit 1-3 Year Bond Index
Account Value [Line Items]
Account Value	12,158	11,572	10,891	10,551	11,092	11,097		10,734	10,234		10,199	10,131	10,000
Russell 2000® Growth Index
Account Value [Line Items]
Account Value	18,538	15,604	11,432	12,376	16,729	12,083		10,658	10,017	10,000
S&P SmallCap 600 Growth Index
Account Value [Line Items]
Account Value	17,954	17,121	13,090	13,857	16,629	10,898		10,926	10,632	$ 10,000
S&P SmallCap 600® Index
Account Value [Line Items]
Account Value	24,299	23,029	17,715	19,184	21,754	13,687		14,832	14,366		13,605	10,635	10,000
Russell 2000® Index
Account Value [Line Items]
Account Value	24,471	21,388	15,953	17,447	21,418	14,203		14,222	13,557		13,311	10,411	10,000
S&P SmallCap 600® Index
Account Value [Line Items]
Account Value	24,299	23,029	17,715	19,184	21,754	13,687		14,832	14,366		13,605	10,635	10,000
Russell 2000® Index
Account Value [Line Items]
Account Value	$ 24,471	$ 21,388	$ 15,953	$ 17,447	$ 21,418	$ 14,203		$ 14,222	$ 13,557		$ 13,311	$ 10,411	$ 10,000